Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	United Microelectronics Corporation
Entity Current Reporting Status	Yes
Entity Central Index Key	0001033767
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	12,560,716,404
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	American Depositary Shares, each representing five common shares
Trading Symbol	UMC
Security Exchange Name	NYSE
Entity File Number	001-15128
Entity Incorporation, State or Country Code	F5
Entity Address, Address Line One	No. 3, Li-Hsin 2nd Road
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Country	TW
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Postal Zip Code	300094
Auditor Name	Ernst & Young
Auditor Firm ID	1443
Auditor Location	Taipei, Taiwan
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Chitung Liu
Entity Address, Address Line One	8F, No. 68
Entity Address, Address Line Two	Section 1
Entity Address, Address Line Three	Neihu Road
Entity Address, City or Town	Taipei
Entity Address, Country	TW
City Area Code	+886-2
Local Phone Number	2658-9168
Contact Personnel Email Address	ir@umc.com
Entity Address, Postal Zip Code	114066